Summary of Significant Accounting Policies: Cash and Cash Equivalents Policy (Policies)	Dec. 31, 2020
Policies
Cash and Cash Equivalents Policy

Cash and Cash Equivalents:

Cash equivalents are comprised of certain highly liquid instruments with a maturity of three months or less when purchased. The Company did not have any cash equivalents on hand at December 31, 2020 and December 31, 2019.